Revenue and costs of goods sold	12 Months Ended
Dec. 31, 2024
Revenue and cost of goods sold
Revenue and cost of goods sold

21.Revenue and cost of goods sold

For the year ended December 31, 2024, the Company generated revenue for the amount of €4.5 million compared to €4.3 million for the year ended December 31, 2023 and €3.1 million for the year ended December 31, 2022. Revenue is recognized based on the satisfaction of performance obligations identified in customer contracts. Performance obligations are satisfied when control of the Genio® system is transferred to the customer, either upon shipment or delivery, depending on contractual terms. Prior to 2024, the Genio® system, delivered as a bundled kit, was treated as a single performance obligation, recognized at a point in time. However, as from 2024 due to evolving commercial arrangements, the Company has identified a separate performance obligation related to the replenishment of additional disposable patches beyond the initial shipment. As a result, a portion of the transaction price is now allocated to these future deliveries, with revenue deferred and recognized upon transfer of control.

The contract liability included in the consolidated balance sheet is related to revenue attributed to the additional replenishment of disposable patches which is recognized when control of the patches is transferred to the customer or patient quarterly following the patient implants. The current contract liability amounts to €117,000 while the non-current contract liability amounts to €472,000.

The sales based on country of customer for the year ended December 31, 2024, 2023 and 2022:

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Sales Germany	4,061	3,816	2,805
Sales Finland	—	—	41
Sales Spain	72	37	24
Sales Switzerland	763	373	214
Sales Austria	60	122	—
Sales Italy	46	—	—
Sales UK	108	—	—
Contract liability	(589)	—	—
Total sales	4,521	4,348	3,084

For the year ended December 31, 2024, the Company has one customers with individual sales larger than 10% of the total revenue. This client contributed to the turnover for an amount of €0.9 million. (2023: no customer with sales larger than 10% of total revenue and 2022: one customer with contribution to the turnover of €424,000.).

Cost of goods sold for the year ended December 31, 2024, 2023 and 2022:

	For the year ended December 31
(in EUR 000)	2024	2023	2022
Purchases of goods and services (*)	2,953	4,089	1,686
Inventory movement	(1,401)	(2,433)	(536)
Total cost of goods sold	1,552	1,656	1,150

(*) Including purchases of raw material, direct labour allocation, indirect labour allocation, fees of subcontractors, warranty and shipping cost (direct)